EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
EARNINGS PER SHARE
Net loss attributed to holder of ordinary shares	$ (13,830)	$ (60,065)
Net loss adjusted for dilutive securities	$ (13,830)	$ (60,065)
Weighted-average number of common shares outstanding-basic and diluted	203,370,722	172,825,384
Basic loss per share (in dollars per share)	$ (0.07)	$ (0.35)
Diluted loss per share (in dollars per share)	$ (0.07)	$ (0.35)
Common shares issuable upon assumed conversion of convertible debt, share options and restricted shares
Anti-dilutive securities excluded from computation of earnings per share
Anti-dilutive securities (in shares)	22,915,216	21,785,034